TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 6 – TRADE ACCOUNTS RECEIVABLE, NET

	As of March 31,
	2024	2023
Trade accounts receivable	$420,135	$344,841
Allowance for credit losses	(139,342)	(71,167)
	$280,793	$273,674

Trade accounts receivable as of March 31, 2024 and 2023 includes amount due from a merchant processor of approximately $280,793 and $10,348, respectively. The following table reflects the activity in the allowance for credit losses for the periods presented:

	Fiscal Year Ended March 31,
	2024	2023
Balance at beginning of fiscal year	$71,167	$-
Provision for credit losses	68,175	71,167
Balance at end of fiscal year	$139,342	$71,167